SCHEDULE OF OPERATING SEGMENT (Details) (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Segment Reporting [Abstract]
Other Cost and Expense, Operating	$ 11,651	$ 7,946	$ 33,190	$ 21,064